Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	DREYFUS TREASURY & AGENCY CASH MANAGEMENT
Central Index Key	0000796251
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 13, 2013
Prospectus Date	Jun. 01, 2013
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Institutional Shares
Risk/Return:
Trading Symbol	DTRXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Investor Shares
Risk/Return:
Trading Symbol	DTVXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Administrative Shares
Risk/Return:
Trading Symbol	DTAXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Participant Shares
Risk/Return:
Trading Symbol	DTPXX
DREYFUS TREASURY & AGENCY CASH MANAGEMENT | Agency Shares
Risk/Return:
Trading Symbol	DYAXX